CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 31,168	$ 33,322
Cash and cash equivalents	$ 31,168	$ 33,322